[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (97.4%) (Unless otherwise noted)
Australia (8.2%)
Airlines
Qantas Airways Ltd.	790,650	$1,986
Biotechnology
CSL Ltd.	67,300	1,392
Commercial Banks
Australia & New Zealand Banking Group Ltd.	270,809	3,751
National Australia Bank Ltd.	114,800	2,255
		6,006
Commercial Services & Supplies
Brambles Industries Ltd.	356,050	1,836
Construction & Engineering
Downer EDI Ltd.	634,000	1,847
Insurance
AMP Ltd.	780,300	3,540
Insurance Australia Group Ltd.	252,750	957
QBE Insurance Group Ltd.	298,100	2,843
		7,340
Metals & Mining
BHP Billiton Ltd.	764,277	7,991
Newcrest Mining Ltd.	86,150	953
Rio Tinto Ltd.	201,200	5,563
		14,507
Paper & Forest Products
Gunns Ltd.	89,450	942
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	268,900	1,868
		37,724
China (2.7%)
Building Products
Asia Aluminum Holdings Ltd.	7,298,000	796
Electronic Equipment & Instruments
Kingboard Chemicals Holdings Ltd.	490,000	1,005
Health Care Equipment & Supplies
Moulin International Holdings Ltd.	1,616,000	917
Household Durables
Grande Holdings Ltd.	1,179,000	1,013
Insurance
China Life Insurance Co., Ltd., ‘H’	(a)1,250,000	802
Ping An Insurance Group Co. of China Ltd., ‘H’	(a)569,000	835
		1,637
Internet Software & Services
Sina Corp.	(a)26,600	678
Tom Online, Inc.	(a)5,552,000	783
		1,461
Metals & Mining
Yanzhou Coal Mining Co., Ltd., ‘H’	914,000	1,184
Multiline Retail
Lianhua Supermarket Holdings Co., Ltd., ‘H’	574,000	681
Oil & Gas
CNOOC Ltd.	3,610,000	1,887
Sinopec Zhenhai Refining & Chemical Co., Ltd., ‘H’	992,000	1,043
		2,930
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.	1,258,000	944
		12,568
Hong Kong (7.2%)
Distributors
Li & Fung Ltd.	648,000	931
Diversified Financial Services
Swire Pacific Ltd., ‘A’	361,000	2,512
Household Durables
Techtronic Industries Co.	1,343,000	2,644
Industrial Conglomerates
Hutchison Whampoa Ltd.	175,000	1,369
Leisure Equipment & Products
China Travel International Investment Hong Kong Ltd.	1,538,000	414
Real Estate
Cheung Kong Holdings Ltd.	164,000	1,404
Great Eagle Holdings Ltd.	1,364,000	2,668
Henderson Land Development Co., Ltd.	682,000	3,262
HongKong Land Holdings Ltd.	790,000	1,556
Hysan Development Co., Ltd.	1,967,000	3,469
New World Development Ltd.	3,731,800	3,518
		15,877
Specialty Retail
Esprit Holdings Ltd.	1,625,500	8,255
Textiles, Apparel & Luxury Goods
Victory City International Holdings Ltd.	2,414,000	929
		32,931

Portfolio of Investments (cont’d)

	Shares	Value (000)
India (2.7%)
Automobiles
Hero Honda Motors Ltd.	156,075	$1,522
Commercial Banks
State Bank of India Ltd.	(b)145,235	1,584
Union Bank of India Ltd.	1,392,000	2,226
		3,810
Electrical Equipment
Bharat Heavy Electricals Ltd.	171,937	2,148
Leisure Equipment & Products
Amtek Auto Ltd.	94,000	1,263
Marine
Alok Industries Ltd.	1,390,000	1,787
Metals & Mining
Tata Iron & Steel Co., Ltd.	165	1
Textiles, Apparel & Luxury Goods
Arvind Mills Ltd.	(a)51,500	90
Raymond Ltd.	317,700	1,637
		1,727
		12,258
Indonesia (2.3%)
Automobiles
Astra International Tbk PT	2,113,000	1,582
Commercial Banks
Bank Central Asia Tbk PT	3,960,000	866
Bank Internasional Indonesia Tbk PT	(a)81,850,000	1,432
Bank Mandiri Persero Tbk PT	7,358,500	1,166
Bank Rakyat Indonesia PT	5,835,500	1,308
		4,772
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	(a)4,959,500	1,057
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	3,159,000	1,433
Metals & Mining
Bumi Resources Tbk PT	(a)14,347,000	1,176
Multiline Retail
Ramayana Lestari Sentosa Tbk PT	1,607,000	747
		10,767
Japan (50.2%)
Automobiles
Nissan Motor Co., Ltd.	693,900	7,568
Suzuki Motor Corp.	279,400	4,579
Toyota Motor Corp.	204,900	7,859
Yamaha Motor Co., Ltd.	209,900	3,186
		23,192
Building Products
Daikin Industries Ltd.	204,000	4,941
Sanwa Shutter Corp.	369,000	1,677
		6,618
Chemicals
Daicel Chemical Industries Ltd.	731,000	3,621
Denki Kagaku Kogyo KK	1,083,000	3,297
Kaneka Corp.	545,000	5,360
Lintec Corp.	178,300	2,379
Mitsubishi Chemical Corp.	1,242,000	3,770
Nifco, Inc.	202,300	3,001
Shin-Etsu Polymer Co., Ltd.	364,000	2,028
Teijin Ltd.	336,000	1,203
Toyo Ink Manufacturing Co., Ltd.	315,000	1,088
		25,747
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	220,000	2,947
Nissha Printing Co., Ltd.	67,000	1,020
		3,967
Computers & Peripherals
Fujitsu Ltd.	998,000	5,778
Mitsumi Electric Co., Ltd.	232,700	2,500
NEC Corp.	801,000	4,798
Toshiba Corp.	1,473,000	5,422
		18,498
Construction & Engineering
Kyudenko Corp.	220,000	1,004
Obayashi Corp.	608,000	3,028
Sanki Engineering Co., Ltd.	78,000	525
		4,557
Consumer Finance
Hitachi Capital Corp.	224,600	3,542
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	877	3,499
Electric Utilities
Tokyo Electric Power Co., Inc. (The)	162,800	3,507
Electrical Equipment
Furukawa Electric Co., Ltd.	(a)434,000	1,704
Electronic Equipment & Instruments
Hitachi High-Technologies Corp.	73,600	1,024
Hitachi Ltd.	828,000	5,012

Portfolio of Investments (cont’d)

	Shares	Value (000)
Japan (cont’d)
Electronic Equipment & Instruments (cont’d)
Kyocera Corp.	63,100	$4,445
Ryosan Co., Ltd.	125,900	2,701
TDK Corp.	68,400	4,563
		17,745
Food & Staples
FamilyMart Co., Ltd.	147,200	3,953
Food Products
House Foods Corp.	134,300	1,816
Nippon Meat Packers, Inc.	210,000	2,814
		4,630
Household Durables
Casio Computer Co., Ltd.	341,000	4,026
Matsushita Electric Industrial Co., Ltd.	493,000	6,591
Rinnai Corp.	82,600	2,523
Sangetsu Co., Ltd.	12,000	288
Sansui Electric Co., Ltd.	(a)428,500	125
Sekisui Chemical Co., Ltd.	525,000	3,626
Sekisui House Ltd.	369,000	3,528
Sony Corp.	126,700	4,330
		25,037
Leisure Equipment & Products
Fuji Photo Film Co., Ltd.	157,000	5,165
Yamaha Corp.	294,900	4,495
		9,660
Machinery
Amada Co., Ltd.	532,000	2,780
Daifuku Co., Ltd.	472,000	2,595
Fuji Machine Manufacturing Co., Ltd.	162,100	1,515
Fujitec Co., Ltd.	186,000	903
Kurita Water Industries Ltd.	272,700	3,705
Minebea Co., Ltd.	529,000	2,164
Mitsubishi Heavy Industries Ltd.	1,580,000	4,466
Tsubakimoto Chain Co.	609,000	2,048
		20,176
Media
Toho Co., Ltd.	78,700	1,119
Office Electronics
Canon, Inc.	137,500	6,474
Ricoh Co., Ltd.	345,000	6,506
		12,980
Pharmaceuticals
Ono Pharmaceutical Co., Ltd.	108,900	4,840
Sankyo Co., Ltd.	237,200	5,023
Yamanouchi Pharmaceutical Co., Ltd.	162,100	5,245
		15,108
Real Estate
Mitsubishi Estate Co., Ltd.	257,000	2,686
Road & Rail
East Japan Railway Co.	807	4,181
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	22,200	2,236
Software
Nintendo Co., Ltd.	57,800	7,082
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.	278,000	1,872
Trading Companies & Distributors
Mitsubishi Corp.	467,000	5,055
Nagase & Co., Ltd.	207,000	1,744
		6,799
Transportation Infrastructure
Mitsubishi Logistics Corp.	117,000	1,029
		231,124
Malaysia (0.1%)
Electric Utilities
Tenaga Nasional BHD	157,000	455
New Zealand (0.4%)
Paper & Forest Products
Carter Holt Harvey Ltd.	1,144,725	1,746
Singapore (2.9%)
Airlines
Singapore Airlines Ltd.	367,000	2,375
Commercial Banks
Oversea-Chinese Banking Corp.	491,000	4,081
Electrical Equipment
Unisteel Technology Ltd.	1,401,000	1,073
Electronic Equipment & Instruments
Venture Corp., Ltd.	171,000	1,675
Real Estate
CapitaLand Ltd.	1,464,000	1,556
City Developments Ltd.	380,000	1,477
		3,033
Water Utilities
Hyflux Ltd.	910,000	875
		13,112
South Korea (9.5%)
Airlines
Korean Air Lines Co., Ltd.	(a)141,460	1,935

Portfolio of Investments (cont’d)

	Shares	Value (000)
South Korea (cont’d)
Auto Components
Hankook Tire Co., Ltd.	397,820	$3,576
Hyundai Mobis	71,790	3,616
		7,192
Automobiles
Hyundai Motor Co.	19,790	913
Hyundai Motor Co. (Preference)	17,930	464
		1,377
Capital Markets
Daishin Securities Co., Ltd.	62,400	775
LG Investment & Securities Co., Ltd.	(a)224,640	1,487
		2,262
Commercial Banks
Pusan Bank	179,800	1,085
Electronic Equipment & Instruments
Samsung SDI Co., Ltd.	75,820	7,473
Food Products
Orion Corp.	21,930	1,636
Machinery
Hyundai Mipo Dockyard Co., Ltd.	(a)122,785	2,762
STX Shipbuilding Co., Ltd.	55,320	547
		3,309
Oil & Gas
Doosan Heavy Industries and Construction Co., Ltd.	21,210	207
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	22,687	9,024
Samsung Electronics Co., Ltd. (Preference)	15,630	4,092
		13,116
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	128,440	1,913
Tobacco
KT&G Corp.	45,660	1,207
Wireless Telecommunication Services
SK Telecom Co., Ltd.	6,460	985
		43,697
Taiwan (8.2%)
Auto Components
Cheng Shin Rubber Industry Co., Ltd.	588,552	721
Commercial Banks
Chinatrust Financial Holding Co., Ltd.	3,267,850	3,521
Mega Financial Holding Co., Ltd.	1,486,000	936
Taishin Financial Holdings Co., Ltd.	2,266,434	1,828
		6,285
Computers & Peripherals
Acer, Inc.	811,310	1,099
Infortrend Technology, Inc.	870,210	1,793
		2,892
Construction & Engineering
CTCI Corp.	1,830,384	981
Construction Materials
Taiwan Cement Corp.	3,028,410	1,676
Diversified Financial Services
Polaris Securities Co., Ltd.	1,460,890	735
Yuanta Core Pacific Securities Co.	(a)164,000	116
		851
Electrical Equipment
Catcher Technology Co., Ltd.	452,200	1,265
Delta Electronics, Inc.	319,000	446
Phoenixtec Power Co., Ltd.	981,885	939
Richtek Technology Corp.	162,500	318
Waffer Technology Co., Ltd.	713,000	1,186
		4,154
Electronic Equipment & Instruments
Hon Hai Precision Industry Co., Ltd.	826,205	2,846
Ya Hsin Industrial Co., Ltd.	1,744,891	1,577
		4,423
Insurance
Cathay Financial Holding Co., Ltd.	539,000	1,015
Shin Kong Financial Holding Co., Ltd.	1,019,000	831
		1,846
Leisure Equipment & Products
Asia Optical Co., Inc.	549,046	2,651
Largan Precision Co., Ltd.	275,473	1,938
		4,589
Marine
Evergreen Marine Corp.	554,636	544
Semiconductors & Semiconductor Equipment
Faraday Technology Corp.	424,338	624
MediaTek, Inc.	390,061	2,618
Novatek Microelectronics Corp., Ltd.	357,145	946

Portfolio of Investments (cont’d)

	Shares	Value (000)
Taiwan (cont’d)
Semiconductors & Semiconductor Equipment (cont’d)
Sunplus Technology Co., Ltd.	778,300	$1,107
		5,295
Software
Chaun-Choung Technology Corp.	353,745	729
Cyberlink Corp.	370,053	877
Springsoft, Inc.	585,918	1,086
		2,692
Specialty Retail
Tsann Kuen Enterprise Co., Ltd.	631,330	758
		37,707
Thailand (3.0%)
Airlines
Thai Airways International PCL (Foreign)	875,700	1,032
Commercial Banks
Bangkok Bank PCL (Foreign)	(a)987,400	2,351
Kasikornbank PCL (Foreign)	(a)1,362,800	1,532
Kasikornbank PCL NVDR	(a)248,700	270
Krung Thai Bank PCL (Foreign)	3,430,300	672
Siam Commercial Bank PCL (Foreign)	573,000	616
		5,441
Construction & Engineering
Italian-Thai Development PCL (Foreign)	3,504,000	779
Sino Thai Engineering & Construction PCL (Foreign)	3,141,600	672
		1,451
Household Durables
Land & Houses PCL (Foreign)	2,988,000	686
Metals & Mining
Banpu PCL (Foreign)	182,900	707
Oil & Gas
PTT PCL (Foreign)	275,000	1,143
Real Estate
Asian Property Development PCL	9,160,300	859
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	538,400	1,301
Total Access Communication PCL	(a)397,000	1,334
		2,635
		13,954

		Value (000)
TOTAL COMMON STOCKS (Cost $400,404)		$448,043

INVESTMENT COMPANY (0.7%)
India (0.7%)
Diversified Financial Services
Morgan Stanley Growth Fund (Cost $1,744)	(c)9,491,200	3,157

	No. of Rights
RIGHTS (0.0%)
Taiwan (0.0%)
Electrical Equipment
Asia Vital Components Co., Ltd. (Cost $@—)	(a)62,421	10

	No. of Warrants
WARRANTS (0.0%)
China (0.0%)
Electronic Equipment & Instruments
Kingboard Chemicals Holdings Ltd., expiring 12/31/06 (Cost $@—)	(a)49,000	@—

	Face Amount (000)
SHORT-TERM INVESTMENT (1.7%)
United States (1.7%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $7,839 (Cost $7,839)	$	(d)7,839	7,839
TOTAL INVESTMENTS + (99.8%) (Cost $409,987)			$459,049
OTHER ASSETS LESS LIABILITIES (0.2%)			989
TOTAL NET ASSETS (100.0%)			$460,038

Portfolio of Investments (cont’d)

(a)           Non-income producing.

(b)           Security was valued at fair value - At September 30, 2004, the Fund held fair valued securities valued at $1,584,000 representing 0.3% of net assets.

(c)           The Morgan Stanley Growth Fund, acquired at a cost of $1,744,059, is advised by an affiliate of the Adviser. During the nine months ended September 30, 2004, there were no purchases or sales of this security. The Fund derived $314,278 of income from this security during the nine months ended September 30, 2004.

(d)           The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@            Value/Face Amount is less than $500.

NVDR     Non-Voting Depositary Receipt

+              At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $409,987,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $49,061,000 of which $95,928,000 related to appreciated securities and $46,867,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciatio) (000)
THB	3,807	$92	10/1/04	US$	92	$92	$	@—
THB	478	12	10/4/04	US$	12	12	@—
		$104				$104	$	@—

THB — Thai Baht

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Electronic Equipment & Instruments	$32,321	7.0%
Commercial Banks	31,480	6.8
Household Durables	29,380	6.4
Automobiles	27,673	6.0
Chemicals	25,747	5.6
Machinery	23,485	5.1
Real Estate	22,455	4.9
Computers & Peripherals	21,390	4.6
Semiconductors & Semiconductor Equipment	20,647	4.5
Metals & Mining	17,575	3.8
Leisure Equipment & Products	15,926	3.5
Pharmaceuticals	15,108	3.3
Office Electronics	12,980	2.8
Insurance	10,823	2.3
Software	9,774	2.1
Textiles, Apparel & Luxury Goods	9,253	2.0
Electrical Equipment	9,089	2.0
Specialty Retail	9,013	2.0
Construction & Engineering	8,836	1.9
Auto Components	7,913	1.7
Building Products	7,414	1.6
Airlines	7,328	1.6
Trading Companies & Distributors	6,799	1.5
Diversified Financial Services	6,520	1.4
Food Products	6,266	1.4
Commercial Services & Supplies	5,803	1.3
Diversified Telecommunication Services	4,932	1.1
Other	53,119	11.6
	$459,049	99.8%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004